Business And Significant Accounting Policies (Details) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Oct. 02, 2016 USD ($)	Dec. 31, 2017 USD ($) Reportable_segment	Dec. 31, 2015 USD ($)
Number of reportable segments (in reportable segments) | Reportable_segment			3
Successor
Advertising expense	$ 9		$ 44
Predecessor
Advertising expense		$ 35		$ 44
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Increase (Decrease) in Restricted Cash	$ 48		$ 186